CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 110,100	$ 95,837	$ 81,992
Cost of revenues:
Total cost of revenues	33,834	29,349	28,530
Gross profit	76,266	66,488	53,462
Operating expenses:
Research and development (net of grant participations of $ 378, $ 374 and $ 392 for the years ended December 31, 2019, 2018 and 2017, respectively)	31,461	25,418	21,852
Sales and marketing	47,105	40,849	38,316
General and administrative	6,678	10,416	10,696
Total operating expenses	85,244	76,683	70,864
Operating loss	(8,978)	(10,195)	(17,402)
Financial income, net	1,960	2,208	894
Loss before income tax expense	(7,018)	(7,987)	(16,508)
Income tax expense	1,641	2,428	1,564
Net loss	(8,659)	(10,415)	(18,072)
Unrealized gain (loss) on available-for-sale marketable securities	670	(226)	(35)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(332)	(1,480)	1,016
Net amount reclassified to earnings	(96)	903	(796)
Total comprehensive loss from hedge transactions	(428)	(577)	220
Total comprehensive loss	$ (8,417)	$ (11,218)	$ (17,887)
Net loss per share:
Basic and diluted	$ (0.25)	$ (0.31)	$ (0.54)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	34,250,582	33,710,507	33,253,158
Product [Member]
Revenues:
Total revenues	$ 67,440	$ 56,169	$ 48,727
Cost of revenues:
Total cost of revenues	22,743	20,061	19,258
Service [Member]
Revenues:
Total revenues	42,660	39,668	33,265
Cost of revenues:
Total cost of revenues	$ 11,091	$ 9,288	$ 9,272